Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of repurchase transactions [Abstract]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 115,082,496	$ 394,499,497
Interest Accrued Receivable for Reserve Repurchase Transactions	441,412	1,330,880
Total Repurchase Transactions—Assets	115,523,908	395,830,377
Creditors for Repurchase Transactions of Government Securities	0	628,950
Interest Accrued Payable for Repurchase Transactions	0	2,412
Total Repurchase Transactions—Liabilities	$ 0	$ 631,362